Prospectus Supplement

June 16, 2017

Morgan Stanley Institutional Fund Trust

Supplement dated June 16, 2017 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2017

Ultra-Short Income Portfolio

The last sentence of the third paragraph of the section of the Prospectus entitled "Portfolio Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio may invest up to 5% of its assets, determined at the time of investment, in securities (or the issuers of such securities) rated A-2, P-2 or F2 by S&P, Moody's or Fitch, respectively, and no more than 1% of its assets will be invested in an individual security or issuer with such rating. In the case of a security that is rated differently by these three rating agencies, where two rating agencies rate the security in the highest rating category and the third rating agency rates the security in the second highest rating category, the security will be treated as rated in the highest rating category. In the case of a security that is differently rated by only two of these rating agencies, the security will be treated as rated in the lower rating category.

The last sentence of the third paragraph of the section of the Prospectus entitled "Details of the Portfolio—Approach" is hereby deleted and replaced with the following:

The Portfolio may invest up to 5% of its assets, determined at the time of investment, in securities (or the issuers of such securities) rated A-2, P-2 or F2 by S&P, Moody's or Fitch, respectively, and no more than 1% of its assets will be invested in an individual security or issuer with such rating. In the case of a security that is rated differently by these three rating agencies, where two rating agencies rate the security in the highest rating category and the third rating agency rates the security in the second highest rating category, the security will be treated as rated in the highest rating category. In the case of a security that is differently rated by only two of these rating agencies, the security will be treated as rated in the lower rating category.

Please retain this supplement for future reference.

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